                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Post-Effective Amendment No.  17   (File No. 33-47302)                  /X/
                                  ----


                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  19  (File No. 811-3217)                                  /X/
                   ----


    IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)


70100 Ameriprise Financial Center, Minneapolis, MN                         55474

--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------


  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474

------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 / / immediately upon filing pursuant to paragraph (b)
 /X/ on May 1, 2006 pursuant to paragraph (b)
 / / 60 days after filing pursuant to paragraph (a)(1)
 / / on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


IDS LIFE

GROUP VARIABLE ANNUITY CONTRACT

GROUP UNALLOCATED DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)

            70100 Ameriprise Financial Center

            Minneapolis, MN 55474
            Telephone: (800) 862-7919

            ameriprise.com/variableannuities

            IDS LIFE ACCOUNT F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND
            TZ


NEW GROUP VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. A prospectus is also available for the RiverSource(SM) Variable Portfolio Funds (previously American Express(R) Variable Portfolio Funds). Please read the prospectuses carefully and keep them for future reference. IDS Life Accounts PZ, QZ, RZ, SZ and TZ are not available for investment under this contract. This contract is designed to fund employer group retirement plans that qualify as retirement programs under Sections 401 (including 401(k)) and 457 of the Internal Revenue Code of 1986, as amended (the Code).


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site.

This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectus. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal or surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   8
FINANCIAL STATEMENTS                                                          9
THE VARIABLE ACCOUNTS AND THE FUNDS                                          10
THE FIXED ACCOUNT                                                            13
BUYING THE CONTRACT                                                          13
CHARGES                                                                      14
VALUING THE INVESTMENT                                                       15
WITHDRAWALS, LOANS AND CONVERSIONS                                           16
CONTRACT TRANSFER, MARKET VALUE ADJUSTMENT AND CONTRACT TERMINATION          17
CHANGING OWNERSHIP                                                           21
THE ANNUITY PAYOUT PERIOD                                                    21
TAXES                                                                        22
VOTING RIGHTS                                                                23
OTHER CONTRACTUAL PROVISIONS                                                 23
RECORDKEEPING SERVICES                                                       24
ABOUT THE SERVICE PROVIDERS                                                  24
ADDITIONAL INFORMATION                                                       25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 26



CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT ANNIVERSARY: An anniversary of the effective date of this contract.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

OWNER (YOU, YOUR): The plan sponsor or trustee of the plan.

PARTICIPANT: An eligible employee or other person who is entitled to benefits under the plan.

PLAN: The retirement plan under which the contract is issued and which meets the requirements of Code Sections 401 (including 401(k)) or 457. The contract will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax deferred.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each variable account on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone, you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by fax, the time printed on your fax must be before the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If the time printed on your fax is at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

WITHDRAWAL CHARGE: A deferred sales charge that we may apply if the you take a total or partial withdrawal or you transfer or terminate the contract.

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3 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract is designed to fund employer group retirement plans that meet the requirements of Code Sections 401 (including 401(k)) and 457. The contract provides for the accumulation of values on a fixed and/or variable basis. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value on a fixed basis beginning at a specified date (the retirement date).

The contract will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is tax deferred. However, the contract has features other than tax deferral that may help in reaching retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Required minimum distributions").You should consult your tax advisor for an explanation of the potential tax implications to you.

ACCOUNTS: Currently, the owner may elect to accumulate contract values in any or all of:


- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments allocated to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING THE CONTRACT: We no longer offer new contracts. Generally, purchase payments may be made annually, semiannually, quarterly or monthly or any other frequency we accept. (p. 13)

WITHDRAWALS, LOANS AND CONVERSIONS: You may withdraw all or part of the contract's value at any time. Withdrawals may be subject to charges and IRS penalty taxes and may have tax consequences. Total withdrawals may be subject to a market value adjustment. (p. 16)

You also may request a withdrawal for the purpose of funding loans for participants. A withdrawal for a loan is not subject to withdrawal charges. However, we reserve the right to deduct withdrawal charges from the remaining contract value if there are any unpaid loans at the time of a total withdrawal, contract transfer or termination. (p. 17)

If a participant terminates employment, you may direct us to withdraw a part of the contract value so that the participant can purchase an individual deferred annuity from us. Withdrawal charges will not apply at the time of withdrawal for this conversion. (p. 17)

CONTRACT TRANSFER, MARKET VALUE ADJUSTMENT AND CONTRACT TERMINATION: Subject to certain restrictions, you currently may redistribute contract value among accounts while the contract is in force. (p. 17)

You may direct us to withdraw the total contract value and transfer that value to another funding agent. (p. 19)

If the value of the fixed account is canceled due to total withdrawal, contract transfer or contract termination, we may impose a market value adjustment in addition to applicable contract charges. The amount of the market value adjustment approximates the gain or loss resulting from our sale of assets we purchased with the purchase payments. (p. 19)

Under certain circumstances, we may terminate the contract. (p. 21)


PROHIBITED INVESTMENTS: You cannot offer under the plan any of the following funding vehicles to which future contributions may be made:

-  guaranteed investment contracts;

-  bank investment contracts;

-  annuity contracts with fixed and/or variable accounts; or


-  funding vehicles providing a guarantee of principal. (p. 21)

CHANGING OWNERSHIP: In general, ownership of the contract may not be transferred. (p. 21)

ANNUITY PAYOUTS: You can direct us to begin retirement payouts to a payee under an annuity payout plan that begins on the participant's retirement date. You may choose from a variety of plans, or we may agree to other payout arrangements. The annuity payout plan you select must meet the requirements of the plan. Payouts will be made on a fixed basis. (p. 21)

TAXES: Generally there is no federal income tax to participants on contributions made to the contract or on increases in the contract's value until distributions are made (under certain circumstances, IRS penalty taxes and other tax consequences may apply). (p. 22)

RECORDKEEPER: We must approve any person or entity authorized by you to administer recordkeeping services for the plan and participants. (p. 24)


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4 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

LIMITATIONS ON USE OF CONTRACTS: if mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND WITHDRAWING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU WITHDRAW THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales load as a percentage of amount withdrawn)

                                              WITHDRAWAL CHARGE
                 CONTRACT YEAR                    PERCENTAGE
                       1                              6%
                       2                              6
                       3                              5
                       4                              4
                       5                              3
                       6                              2
                       7                              1
                       Thereafter                     0

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                       Guaranteed:   $1,000 ($250 per quarter)
                                       Current:        $500 ($125 per quarter)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily variable account value)

MORTALITY AND EXPENSE RISK FEE                                                1%

--------------------------------------------------------------------------------
5 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)


(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                   MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements     0.61%     1.05%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. The funds also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the variable accounts investing in those funds that have adopted 12b-1 plans than under other contracts that may have variable accounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments may be significant. See "The Variable Accounts and the Funds" for additional information. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                              GROSS TOTAL
                                                                         MANAGEMENT   12b-1      OTHER           ANNUAL
                                                                            FEES       FEES     EXPENSES        EXPENSES
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54%      0.13%      0.14%      0.81%(1),(2),(3)
(previously AXP(R) Variable Portfolio - Managed Fund)

RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33       0.13       0.15       0.61(1),(2)
(previously AXP(R) Variable Portfolio - Cash Management Fund)

RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47       0.13       0.17       0.77(1),(2)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)

RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71       0.13       0.20       1.04(1),(2)
(previously AXP(R) Variable Portfolio - Global Bond Fund)

RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59       0.13       0.16       0.88(1),(2)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)

RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72       0.13       0.20       1.05(1),(2),(3)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)

RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56       0.13       0.14       0.83(1),(2),(3)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)

RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63       0.13       0.17       0.93(1),(2),(3),(4)
(previously AXP(R) Variable Portfolio - Equity Select Fund)



(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(2) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund.
(4) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.


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6 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:

                                                           IF YOU DO NOT WITHDRAW YOUR CONTRACT
                    IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
              1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
              $836.29  $1,220.27  $1,505.09  $2,493.36  $219.45  $677.00  $1,160.58  $2,493.36


MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:


                                                            IF YOU DO NOT WITHDRAW YOUR CONTRACT
                    IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
              1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
              $793.89  $1,090.73  $1,282.55  $2,022.53  $174.35  $540.28  $930.42    $2,022.53


* In these examples, the $500 contract administrative charge is approximated as a .091% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contracts as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,         2005      2004      2003      2002     2001      2000       1999        1998      1997       1996
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at
beginning of period       $   4.37  $   4.02  $   3.38  $   3.92 $    4.43 $     4.58 $     4.03 $     3.51 $    2.97  $     2.56
Accumulation unit value at
end of period             $   4.49  $   4.37  $   4.02  $   3.38 $    3.92 $     4.43 $     4.58 $     4.03 $    3.51  $     2.97
Number of accumulation
units outstanding at
end of period
(000 omitted)              291,684   372,907   452,913   559,481   733,747    844,645    986,013  1,100,357 1,178,735   1,197,162
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*(10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value
at beginning of period    $   2.84  $   2.85  $   2.87  $   2.86 $    2.79 $     2.66 $     2.56 $     2.46 $    2.36  $     2.27
Accumulation unit value
at end of period          $   2.89  $   2.84  $   2.85  $   2.87 $    2.86 $     2.79 $     2.66 $     2.56 $    2.46  $     2.36
Number of accumulation
units outstanding at end
of period (000 omitted)     22,186    29,769    46,633    78,538    94,451     78,439    129,561     98,897    87,255      89,644

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.53%
AND 2.56%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value
at beginning of period    $   6.61  $   6.38  $   6.17  $   5.91 $    5.54 $     5.31 $     5.27 $     5.25 $    4.86  $     4.59
Accumulation unit value
at end of period          $   6.68  $   6.61  $   6.38  $   6.17 $    5.91 $     5.54 $     5.31 $     5.27 $    5.25  $     4.86
Number of accumulation
units outstanding at end
of period (000 omitted)     72,737   91,275  116,954  152,852      182,068    186,284    238,818    287,881   316,789     362,167
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value
at beginning of period    $   1.59  $   1.46  $   1.30  $   1.14 $    1.14 $     1.12 $     1.18 $     1.10 $    1.07  $     1.00
Accumulation unit value
at end of period          $   1.49  $   1.59  $   1.46  $   1.30 $    1.14 $     1.14 $     1.12 $     1.18 $    1.10  $     1.07
Number of accumulation
units outstanding at end
of period (000 omitted)     39,541    43,302    46,753    50,932    51,831     56,694     70,499     78,150    65,609      24,878
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value
at beginning of period    $   1.39  $   1.26  $   1.01  $   1.10 $    1.05 $     1.17 $     1.12 $     1.18 $    1.05  $     1.00
Accumulation unit value
at end of period          $   1.43  $   1.39  $   1.26  $   1.01 $    1.10 $     1.05 $     1.17 $     1.12 $    1.18  $     1.05
Number of accumulation
units outstanding at end
of period (000 omitted)     91,388   121,607  137,684    135,204   165,801    181,306    218,583    228,165   175,024      59,939
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value
at beginning of period    $   1.57  $   1.35  $   1.07  $   1.32 $    1.87 $     2.51 $     1.74 $     1.52 $    1.49  $     1.38
Accumulation unit value
at end of period          $   1.77  $   1.57  $   1.35  $   1.07 $    1.32 $     1.87 $     2.51 $     1.74 $    1.52  $     1.49
Number of accumulation
units outstanding at end
of period (000 omitted)    319,427   371,979   415,319   509,030   667,381    812,275    898,715  1,042,405 1,168,353   1,220,486
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value
at beginning of period    $   8.48  $   8.09  $   6.32  $   8.19 $   10.10 $    12.36 $    10.09 $     8.21 $    6.67  $     6.25
Accumulation unit value
at end of period          $   8.91  $   8.48  $   8.09  $   6.32 $    8.19 $    10.10 $    12.36 $    10.09 $    8.21  $     6.67
Number of accumulation
units outstanding at end
of period (000 omitted)    133,911   174,870   209,699   254,879   335,310    391,805    449,948    507,310   556,866     628,555

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value
at beginning of period    $   1.64  $   1.61  $   1.31  $   1.69 $    2.05 $     2.27 $     1.74 $     1.37 $    1.11  $     1.00
Accumulation unit value
at end of period          $   1.65  $   1.64  $   1.61  $   1.31 $    1.69 $     2.05 $     2.27 $     1.74 $    1.37  $     1.11
Number of accumulation
units outstanding at end
of period (000 omitted)    359,158   586,433   756,076   907,437 1,142,222  1,226,806  1,188,480  1,001,826   831,259     350,598

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.


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8 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,           2005      2004      2003      2002      2001      2000      1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value
at beginning of period    $   1.60  $   1.48  $   1.16  $   1.72  $   2.59  $   3.24  $   1.91  $     1.88  $     1.68  $     1.46
Accumulation unit value
at end of period          $   1.73  $   1.60  $   1.48  $   1.16  $   1.72  $   2.59  $   3.24  $     1.91  $     1.88  $     1.68
Number of accumulation
units outstanding at end
of period (000 omitted)    250,863   351,588   451,834   559,621   752,799   868,637   927,190   1,087,314   1,168,829   1,172,793

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.


--------------------------------------------------------------------------------
9 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS

THE VARIABLE ACCOUNTS: All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (variable accounts) may be offered by an insurance company and how many exchanges among those variable accounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers variable accounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectus for facts you should know before investing. The prospectus is available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). The funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectus for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- FUND SELECTION: We select the underlying funds in which the variable accounts initially invest and upon any substitution. In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


--------------------------------------------------------------------------------
10 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM THE FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
11 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE VARIABLE ACCOUNTS THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
RiverSource Variable       Maximum total investment return through a             RiverSource Investments
Portfolio - Balanced Fund  combination of capital growth and current income.
                           Invests primarily in a combination of common and
                           preferred stocks, bonds and other debt securities.
                           Under normal market conditions, at least 50% of
                           the Fund's total assets are invested in common
                           stocks and no less than 25% of the Fund's total
                           assets are invested in debt securities. The Fund
                           may invest up to 25% of its total assets in
                           foreign investments.

RiverSource Variable       Maximum current income consistent with liquidity      RiverSource Investments
Portfolio - Cash           and stability of principal. Invests primarily in
Management Fund            money market instruments, such as marketable debt
                           obligations issued by corporations or the U.S.
                           government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit,
                           and commercial paper, including asset-backed
                           commercial paper.

RiverSource Variable       High level of current income while attempting to      RiverSource Investments
Portfolio - Diversified    conserve the value of the investment and
Bond Fund                  continuing a high level of income for the longest
                           period of time. Under normal market conditions,
                           the Fund invests at least 80% of its net assets in
                           bonds and other debt securities. At least 50% of
                           the Fund's net assets will be invested in
                           securities like those included in the Lehman
                           Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars.
                           The Index includes securities issued by the U.S.
                           government, corporate bonds, and mortgage- and
                           asset-backed securities. Although the Fund
                           emphasizes high- and medium-quality debt
                           securities, it will assume some credit risk to
                           achieve higher yield and/or capital appreciation
                           by buying lower-quality (junk) bonds.

RiverSource Variable       High total return through income and growth of        RiverSource Investments
Portfolio - Global Bond    capital. Non-diversified mutual fund that invests
Fund                       primarily in debt obligations of U.S. and foreign
                           issuers (which may include issuers located in
                           emerging markets). Under normal market conditions,
                           the Fund invests at least 80% of its net assets in
                           investment-grade corporate or government debt
                           obligations including money market instruments of
                           issuers located in at least three different
                           countries.

RiverSource Variable       High current income, with capital growth as a         RiverSource Investments
Portfolio - High Yield     secondary objective. Under normal market
Bond Fund                  conditions, the Fund invests at least 80% of its
                           net assets in high-yielding, high-risk corporate
                           bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource Variable       Capital appreciation. Invests primarily in equity     RiverSource Investments,
Portfolio - International  securities of foreign issuers that offer strong       adviser; Threadneedle
Opportunity Fund           growth potential. The Fund may invest in developed    International Limited, an
                           and in emerging markets.                              indirect wholly-owned
                                                                                 subsidiary of Ameriprise
                                                                                 Financial, subadviser.


--------------------------------------------------------------------------------
12 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
RiverSource Variable       Capital appreciation. Under normal market             RiverSource Investments
Portfolio - Large Cap      conditions, the Fund invests at least 80% of its
Equity Fund                net assets in equity securities of companies with
                           market capitalization greater than $5 billion at
                           the time of purchase.

RiverSource Variable       Growth of capital. Under normal market conditions,    RiverSource Investments
Portfolio - Mid Cap        the Fund invests at least 80% of its net assets in
Growth Fund                equity securities of mid capitalization companies.
                           The investment manager defines mid-cap companies
                           as those whose market capitalization (number of
                           shares outstanding multiplied by the share price)
                           falls within the range of the Russell Midcap(R)
                           Growth Index.


THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our company's revenues and expenses.


In addition, a market value adjustment is imposed on the fixed account if the owner cancels the value of the fixed account due to total withdrawal, contract transfer or contract termination. The amount of the market value adjustment approximates the gain or loss resulting from sale by IDS Life of assets purchased with purchase payments. (See "Market Value Adjustment.")

BUYING THE CONTRACT

New contracts are not currently being offered.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

A sales representative can help set up participant salary reduction.

--------------------------------------------------------------------------------
13 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $125 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $500. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the contract administrative charge in the future, but we guarantee that it will never exceed $250 per quarter ($1,000 per year).

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific participant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations.
If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge above $1,000 per year and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If the owner withdraws part or all of the contract, a withdrawal charge may apply. This withdrawal charge represents a percentage of the amount withdrawn as follows:

                                               WITHDRAWAL CHARGE AS A
              CONTRACT YEAR                PERCENTAGE OF AMOUNT WITHDRAWN
                   1                                     6%
                   2                                     6
                   3                                     5
                   4                                     4
                   5                                     3
                   6                                     2
                   7                                     1
                   Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 6%. The total amount we actually deduct from your contract is $1,063.83. We determine this amount as follows:

          AMOUNT REQUESTED                  $1,000
     ------------------------      OR       ------ = $1,063.83
     1.00 - WITHDRAWAL CHARGE                .94

By applying the 6% withdrawal charge to $1,063.83, the withdrawal charge is $63.83. We pay you the $1,000 you requested.

--------------------------------------------------------------------------------
14 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for withdrawals on behalf of a participant if the participant:

-  attains age 59 1/2;

- purchases an immediate annuity under the annuity payout plans of this contract after separation from service;

-  retires under the plan after age 55;

-  becomes disabled (as defined by the Code);

-  dies;

-  encounters financial hardship as permitted under the plan and the Code;

-  receives a loan as requested by the owner; or

- converts contract value to an IRA or other qualified annuity offered by us as requested by the owner.

POSSIBLE REDUCTIONS: In some cases we may incur lower sales and administrative expenses or we may perform fewer services. In such cases, we may be able to reduce or eliminate certain contract charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


PREMIUM TAXES

Currently, there are no premium taxes under this contract. However, a charge will be made by us against the contract value for any state and local premium taxes to the extent the taxes are payable in connection with the purchase of a contract under the annuity payout plans.

VALUING THE INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to the contract for that account. Conversely, we subtract a certain number of accumulation units from the contract each time you take a partial withdrawal, transfer amounts out of a variable account or we assess a contract administrative charge or a withdrawal charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

--------------------------------------------------------------------------------
15 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the variable accounts;

-  transfers into or out of the variable accounts;

-  partial withdrawals;

-  withdrawal charges;

and a deduction of:

-  a prorated portion of the contract administrative charge.

Accumulation unit values may fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the variable accounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

WITHDRAWALS, LOANS AND CONVERSIONS

WITHDRAWAL POLICIES

- If you request a total withdrawal, payment will equal the total contract value less the contract administrative charge, any applicable premium tax and withdrawal charge.

-  You or the recordkeeper must state the reason for a partial withdrawal.

- If the contract has a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.

- A market value adjustment may apply to total withdrawals from the fixed account. (See "Contract Transfer, Market Value Adjustment and Contract Termination.")

SPECIAL WITHDRAWAL PROVISIONS

- The rights of any person to benefits under the plans in which these contracts are issued will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract.

- We reserve the right to defer withdrawal payments from the fixed account for a period not to exceed six months from the date we receive the withdrawal request.

- Since contracts offered will be issued in connection with retirement plans you should refer to the terms of the particular plan for any further limitations or restrictions on withdrawals.

- You may pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes").

RECEIVING WITHDRAWAL PAYMENTS

By regular or express mail:

-  payable to you.

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-  the withdrawal amount includes a purchase payment check that has not cleared;

-  the NYSE is closed, except for normal holiday and weekend closings;

-  trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-  the SEC permits us to delay payment for the protection of security holders.

Withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Required minimum distributions").

--------------------------------------------------------------------------------
16 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

LOANS

You may request withdrawals to fund loans for participants. You must specify from which accounts to make withdrawals at the time of the loan request. Loan amounts and terms must comply with the applicable requirements of the plan and Code. We assume no responsibility for the validity or compliance of the loan.

Withdrawals to fund loans under the plan will not be subject to withdrawal charges when the loan is made. However, we reserve the right to deduct withdrawal charges from the remaining contract value if there is an unpaid loan balance at the time of a total withdrawal, contract transfer or termination (see "Charges -- Withdrawal Charge").

CONVERSION

You may transfer on the participant's behalf part of the contract value to an individual deferred annuity contract offered by us in the event of:


-  the termination of participant's employment; or


- other reasons which are acceptable to us and meet the requirements of the plan and the Code.

This individual contract will qualify as an individual retirement annuity under
Section 408 or another applicable section of the Code. Withdrawal charges will not apply at the time of conversion.

CONTRACT TRANSFER, MARKET VALUE ADJUSTMENT AND CONTRACT TERMINATION

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one variable account to another account while the contract is in force. You also may transfer contract values from the fixed account to one or more variable accounts once during each of two transfer periods: within 60 days after each plan year anniversary and within 60 days after the first day of the seventh month in each plan year. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next transfer period. We will not accept requests for transfers from the fixed account at any other time.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. Any restrictions imposed by the plan will apply.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE VARIABLE ACCOUNTS INVEST MAY ADOPT THEIR OWN MARKET TIMING POLICIES AND PROCEDURES THAT MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a variable account invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a variable account invests;

- increasing the transaction costs and expenses of an underlying fund in which a variable account invests; and,

- preventing the investment adviser(s) of an underlying fund in which a variable account invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a variable account that invests in that underlying fund will be lower, too. Market timing can cause you and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE VARIABLE
ACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three variable account transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


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17 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

In addition, any restrictions imposed by the plan will apply.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN YOUR CONTRACT, THE UNDERLYING FUNDS MAY HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable accounts.

- Funds that are available as investment options under the contract may in the future also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUND AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER THE UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


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18 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

You can request a transfer or withdrawal by letter or any other method we agree to. Send the plan name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to:


IDS LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474


* Failure to provide Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


You may withdraw all or part of the contract value at any time. We will process your withdrawal request on the valuation date we receive it. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes").

WITHDRAWALS BY OWNER FOR TRANSFER OF FUNDS

You may direct us to withdraw the total contract value and transfer that value to another funding agent. You will pay all applicable contract charges including withdrawal charges, and we will deduct them from the first payout unless you transfer the total contract value to a plan offered by us or our affiliates. (See "Charges.")

You must provide us with a written request to make such a withdrawal. This written request must be sent to our home office and must specify the initial withdrawal date and payee to whom the payouts are to be made.

At your option, we will pay the contract value, less any applicable charges, in annual installments or in a lump sum as follows:

1. We may pay the contract value in five annual installments beginning on the initial withdrawal date and then on each of the next four anniversaries of such date as follows:

                                      PERCENTAGE OF THEN REMAINING
                INSTALLMENT PAYMENT      CONTRACT VALUE BALANCE
                         1                        20%
                         2                        25
                         3                        33
                         4                        50
                         5                       100

   We will not allow additional withdrawals for benefits or other transfers of contract values and we will not accept additional purchase payments after we make the first withdrawal payment. We will continue to credit interest to any contract value balance remaining after an installment payment at the interest rate then in effect for the fixed account.

2. We may pay the contract value in a lump sum. We will base any contract value attributable to the fixed account on market value. We will determine the market value by applying the formula described below under "Market Value Adjustment." We will make lump sum payments according to the withdrawal provisions (see "Withdrawals, Loans and Conversions -- Receiving Withdrawal Payments").

MARKET VALUE ADJUSTMENT

A Market Value Adjustment (MVA) applies only when we pay out the fixed account value in a lump sum when:

- you withdraw the total contract value to transfer that value to another funding vehicle;

-  you make a total withdrawal of the fixed account contract value; or

-  we terminate the contract as described below. (See "Contract Termination.")

We will apply the MVA to the contract value withdrawn from the fixed account after deducting any applicable contract administrative charge and withdrawal charge. (See "Charges.")




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19 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

The MVA will reflect the relationship between the current interest rate credited to new purchase payments allocated to the fixed account and the rate credited to all prior purchase payments. We calculate the MVA as follows:

  MVA = FIXED ACCOUNT VALUE X (A - B) X C

Where:

   A = the weighted average interest rate (in decimal form) credited to all fixed account purchase payments made by you at the time of termination, rounded to four decimal places;

   B = the interest rate (in decimal form) credited to new purchase payments to the contract at the time of termination or total withdrawal, rounded to four decimal places; and

   C = the annuity factor, which represents the relationship between the contract year and the average duration of underlying investments from the following table:


                CONTRACT YEAR                   ANNUITY FACTOR
                     1-3                             6.0
                     4-6                             5.0
                      7+                             4.0


The following examples show a downward and upward MVA.

1.  Assume: contract effective date of Oct. 1, 1993
    contract termination date of July 1, 1998 contract year at termination is five

                            PURCHASE                               ACCUMULATION
    YEAR                    PAYMENTS  INITIAL RATE  CURRENT RATE  ACCOUNT VALUE
      1                      $10,000      6.50%         6.25%        $12,560
      2                        8,000      6.00          6.25           9,870
      3                       12,000      6.25          6.25          13,960
      4                       15,000      7.50          6.75          16,660
      5                       20,000      6.50          6.50          20,640

    Total accumulation account value            =  $   73,690
    Withdrawal charge = .03 x 73,690            =       2,211
    Fixed account value = 73,690 - 2,211        =      71,479
    Weighted average interest rate              =       6.433%
    Interest rate on new purchase payments      =       6.750
    MVA = $71,479 x (.06433 - .06750) x 5.0     =  $(1,132.94)
    Market value = 71,479 - 1,132.94            =   70,346.06

2.  Assume: contract effective date of Jan. 15, 1994
    contract termination date of Sept. 20, 1996 contract year at termination is three

                            PURCHASE                               ACCUMULATION
    YEAR                    PAYMENTS  INITIAL RATE  CURRENT RATE  ACCOUNT VALUE
      1                     $15,000       7.00%        6.25%         $17,710
      2                      20,000       6.50         6.00           22,140
      3                      25,000       5.50         5.50           25,910

    Total accumulation account value            =  $   65,760
    Withdrawal charge = .05 x 65,760            =       3,288
    Fixed account value = 65,760 - 3,288        =      62,472
    Weighted average interest rate              =       5.870%
    Interest rate on new purchase payments      =       5.250
    MVA = $62,472 x (.05870 - .05250) x 6       =  $ 2,323.96
    Market value = 62,472 + 2,323.96            =   64,795.96

No MVA applies if:

-  you make a partial withdrawal of the fixed account contract value;

- we pay you installment payments when you withdraw the total contract value and transfer that value to another funding vehicle or we terminate the contract; or

- you transfer contract values from the fixed account to the variable accounts. (See "Transferring Money Between Accounts.")

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20 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

CONTRACT TERMINATION

We reserve the right, upon at least 30 days' written notice, to declare a contract termination date.

We may declare a contract termination date if:

- you adopt an amendment to the plan that causes the plan to be materially different from the original plan (to be "materially different," the amendment must cause a substantial change in the level of the dollar amounts of purchase payments or contract benefits paid by us);

- the plan fails to qualify or becomes disqualified under the appropriate sections of the Code;

- while the contract is in force, and prior to any withdrawal or contract termination, you offer under the plan a prohibited investment as a funding vehicle to which future contributions may be made (prohibited investments include: guaranteed investment contracts, bank investment contracts, annuity contracts with fixed and/or variable accounts, and funding vehicles providing a guarantee of principal); or

-  you change to a record-keeper not approved by us.

If we waive our rights to terminate the contract under any provision of this section at any time, such waiver will not be considered a precedent and will not prohibit us from exercising the right to terminate this contract, for the reasons noted above, at any future time.

PROCEDURES AT CONTRACT TERMINATION

On the contract termination date, we will withdraw any outstanding charges, including any contract administrative charges, from the contract value. A withdrawal charge may apply on account of any termination under this provision. We will deduct it from the first termination payment. (See "Charges.")

At your option, we will pay the contract value in a lump sum or in annual installment payouts according to the table under "Withdrawals by owner for transfer of funds" above. A lump sum payout will be subject to an applicable MVA to the fixed account value. If you do not select an option, we will pay the contract value to you under the installment option.

CHANGING OWNERSHIP

You may not transfer ownership of the contract except to:

- a trustee or successor trustee of a pension or profit sharing trust that is qualified under the Code; or

- as otherwise permitted by laws and regulations governing the plans under which the contract is issued.

Subject to the provisions above, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan or as a security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

THE ANNUITY PAYOUT PERIOD

When a plan participant reaches his or her retirement date, you may select one of the annuity payout plans outlined below or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

We will make retirement payouts on a fixed basis under a supplemental fixed immediate annuity in the form customarily offered by us at the time of purchase.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.




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21 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS ON PAYOUT OPTIONS: If you elect an annuity payout plan, it must comply with certain IRS regulations governing RMDs. In general, your annuity payout plan will meet these regulations if payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the participant or over the life of the participant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the participant or over the life expectancy of the participant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the participant or over the life expectancy of the participant and designated beneficiary.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the immediate annuity is purchased to provide retirement payouts. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

TAXES

IDS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each variable account invests and becomes part of that variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable accounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAXATION OF ANNUITIES IN GENERAL: Generally, there is no tax to a participant on contributions made to the contract or on any increases in the value of the contract. However, when distribution to a participant occurs, the distribution will be subject to taxation (except contributions that were made with after-tax dollars).

TAX-DEFERRED RETIREMENT PLANS: This contract is used to fund retirement plans that are already tax deferred under the Code. The contract will not provide any necessary or additional tax deferral for the retirement plan.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.

MANDATORY WITHHOLDING: If the participant receives a distribution from the plan, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time of the payout. Any withholding represents a prepayment of the participant's tax due for the year and the participant will take credit for such amounts when filing an annual income tax return. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, the participant elects to roll the distribution over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and designated beneficiary) or over a specified period of ten years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is a 457 non-governmental plan distribution;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payouts made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

ELECTIVE WITHHOLDING: If the distribution from the plan is not subject to mandatory withholding as described above, the participant can elect not to have any withholding occur. To do this the participant must provide a valid Social Security Number or Taxpayer Identification Number.

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22 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

If the participant does not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. If a distribution is made to the participant under a Section 457 plan, withholding is computed using payroll methods, depending upon the type of payment. If the distribution is any other type of payment (such as a partial or full withdrawal), withholding is computed using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or to a non-resident alien.


Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, state withholding may be deducted from the payment.PENALTIES: If participants receive a distribution from the plan before reaching age 59 1/2, they may have to pay a 10% IRS penalty on the amount includable in their ordinary income. However, this penalty generally will not apply to any amount received by the participant or designated beneficiary:


-  because of the participant's death;

-  because the participant becomes disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over the participant's life or life expectancy (or joint lives or life expectancies of the participant and designated beneficiary);


- if the distribution is made following severance from employment during the calendar in which you attain age 55; or


-  if the payout is a 457 plan distribution.

Other exceptions may apply if you withdraw from the contract before your plan specifies that payouts can be made.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions to the contrary. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

VOTING RIGHTS

You or another authorized party with investments in the variable accounts may vote on important fund policies. We will vote fund shares according to the instructions we receive.

The number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

OTHER CONTRACTUAL PROVISIONS

MODIFICATION

We may modify the contract upon notice to you, if such modification:

- is necessary to make the contract or the variable accounts comply with any law or regulation issued by a governmental agency to which we or the variable accounts are subject;

- is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts;

-  is necessary to reflect a change in the variable accounts; or

-  provides additional accumulation options for the variable accounts.

In the event of any such modification, we may make appropriate endorsement to the contract to reflect such modification.

PROOF OF CONDITION OR EVENT

Where any payments under the contract depend on the recipient being alive and/or being a certain age on a given date, or depend on the occurrence of a specific event, we may require satisfactory proof that such a condition has been met prior to making the payment.

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23 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

RECORDKEEPING SERVICES

We provide a contract to fund plans that meet the requirements of Code Sections 401 (including 401(k)) and 457. We do not provide any administrative or recordkeeping services in connection with the plan. We will rely on information and/or instructions provided by the plan administrator and/or recordkeeper in order to properly administer the contract. For this reason, we must approve any person or entity authorized by the owner to administer recordkeeping services for the plan and participants.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc.

IDS Life conducts a conventional life insurance business. It acts as a direct writer of fixed and variable insurance policies and annuities and is licensed in 49 states, the District of Columbia and American Samoa. IDS Life has four wholly-owned subsidiaries, two which serve New York residents and two which serve residents in states other than New York. IDS Life and its subsidiaries offer fixed and variable insurance policies and annuities through individual sales representatives, through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

IDS Life's primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. IDS Life's primary annuity products include variable and fixed deferred and immediate annuities.

We are the sole distributor of the contract which we offer continuously. We pay time-of-sale commissions of up to 5% of purchase payments on the contract as well as service/trail commissions of up to 0.50% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representatives for selling and servicing the contract. These commissions do not change depending on which variable accounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contract owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses that you will pay when buying, owning and withdrawing the contract (see "Expense Summary");


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Accounts and the Funds - The funds");

   - compensation we or an affiliate receive from a fund's investment adviser, transfer agent or an affiliate of any of these (see "The Variable Account and the Funds -- The funds -- Fund selection"); and


   - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including withdrawal charges; and

   - fees and expenses charged by the underlying funds in which the variable accounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.




--------------------------------------------------------------------------------
24 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.


INVESTMENTS BY IDS LIFE


IDS Life must invest its assets in its general account in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, asset-backed securities, preferred and common stocks, real estate mortgages, real estate and certain other investments. All claims by purchasers of the contracts, and other general account products, will be funded by the general account.


LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Accounts.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2005 that we previously filed by IDS Life with the SEC under the Securities Exchange Act of 1934 (1934
Act) and the Report of Unscheduled Material Events or Corporate Event on Form 8-K that we filed with the SEC on March 22, 2006 under the 1934 Act are incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investor Relations" at www.ameriprise.com.


IDS Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact IDS Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on IDS Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling IDS Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.




--------------------------------------------------------------------------------
25 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                    p. 3
Rating Agencies                                                p. 4
Revenues Received During Calendar Year 2005                    p. 4
Principal Underwriter                                          p. 5
Independent Registered Public Accounting Firm                  p. 5
Financial Statements


--------------------------------------------------------------------------------
26 IDS LIFE GROUP VARIABLE ANNUITY CONTRACT -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919



IDS Life Insurance Company (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). RiverSource(SM) insurance and annuity branded products are issued by IDS Life Insurance Company, an
                          Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6156 T (5/06)

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                       IDS LIFE EMPLOYEE BENEFIT ANNUITY
                           IDS LIFE FLEXIBLE ANNUITY
                    IDS LIFE GROUP VARIABLE ANNUITY CONTRACT
                  IDS LIFE VARIABLE RETIREMENT AND COMBINATION
                              RETIREMENT ANNUITIES

           IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ,
                                 RZ, SZ and TZ
                                  MAY 1, 2006

IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ, and TZ are separate accounts established and maintained by IDS Life Insurance Company (IDS
Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS

Calculating Annuity Payouts................................................p.  3


Rating Agencies............................................................p.  4

Revenues Received During Calendar Year 2005................................p.  4

Principal Underwriter......................................................p.  5

Independent Registered Public Accounting Firm..............................p.  5

Financial Statements

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2  ---  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                 3RD FINAL DRAFT
                                                                 ---------------

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

For Employee Benefit Annuity, Flexible Annuity, Variable Retirement and Combination Retirement Annuities, we do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

o determine the dollar value of your contract or certificate on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or certificate, or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date by;

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract or certificate.

--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 3
--------------------------------------------------------------------------------

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to IDS Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

--------------------------------------------------------------------------------
A.M. Best                                                         www.ambest.com
--------------------------------------------------------------------------------
Fitch                                                       www.fitchratings.com
--------------------------------------------------------------------------------
Moody's                                                 www.moodys.com/insurance
--------------------------------------------------------------------------------
Standard & Poor's                                       www.standardandpoors.com
--------------------------------------------------------------------------------


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Fidelity(R) Variable Insurance Products                                      $   8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                       6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                        6,167,159.08
American Century(R) Variable Portfolios, Inc.                                    5,916,210.77
Goldman Sachs Variable Insurance Trust                                           5,908,269.00
AIM Variable Insurance Funds                                                     4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                            4,105,185.33
Putnam Variable Trust                                                            2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                              2,814,229.09
Credit Suisse Trust                                                              1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                       1,785,045.10
Janus Aspen Series                                                                 973,913.25
Evergreen Variable Annuity Trust                                                   950,086.78
Oppenheimer Variable Account Funds                                                 940,501.39
Third Avenue Variable Series Trust                                                 930,151.06
Royce Capital Fund                                                                 909,404.51
Lazard Retirement Series, Inc.                                                     866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.         766,423.33
Pioneer Variable Contracts Trust                                                   367,921.93
Calvert Variable Series, Inc.                                                      166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                    40,580.81
STI Classic Variable Trust                                                          25,316.37
Premier VIT                                                                         20,167.99
Baron Capital Funds Trust                                                            7,180.35
J.P. Morgan Series Trust II                                                          4,344.49

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4  ---  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by Ameriprise Financial. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2005: $96,912,450; 2004: $57,026,951; and 2003: $39,181,124. IDS Life
retains no underwriting commission from the sale of the contract.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, OZ, RZ, SZ and TZ (which include IDS Life Employee Benefit Annuity, IDS Life Flexible Annuity, IDS Life Group Variable Annuity Contract and IDS Life Variable Retirement and Combination retirement Annuities) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 5
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ at December 31, 2005, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota

March 31, 2006

--------------------------------------------------------------------------------
6 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET ACCOUNTS
                                                  ----------------------------------------------------------------------------
DECEMBER 31, 2005                                      SZ              N               H              G               PZ
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $143,873,795   $1,328,782,304   $ 64,340,001   $490,518,965   $  393,788,212
Dividends receivable                                        --               --        190,129      1,613,579               --
Accounts receivable from IDS Life for contract
 purchase payments                                          --               --         70,573             --          110,090
Receivable for share redemptions                        64,116               --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                       143,937,911    1,328,782,304     64,600,703    492,132,544      393,898,302
==============================================================================================================================
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                      120,935        1,101,585         53,536        407,838          323,238
   Contract terminations                                64,116        1,041,406             --        439,350               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      185,051        2,142,991         53,536        847,188          323,238
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               142,339,479    1,310,220,585     64,099,422    485,755,909      391,152,115
Net assets applicable to contracts in
 payment period                                      1,413,381       16,418,728        447,745      5,529,447        2,422,949
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $143,752,860   $1,326,639,313   $ 64,547,167   $491,285,356   $  393,575,064
==============================================================================================================================
(1) Investment shares                                5,836,665       89,673,934     64,362,996     46,824,045       28,272,212
(2) Investments, at cost                          $124,820,119   $1,321,061,904   $ 64,339,984   $517,697,473   $  308,014,439
------------------------------------------------------------------------------------------------------------------------------

                                                                        SEGREGATED ASSET ACCOUNTS
                                                  ----------------------------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                          KZ              QZ              LZ             IZ                F
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $ 59,625,527   $   62,084,189   $132,033,698   $571,617,683   $1,205,013,543
Dividends receivable                                   108,612               --        547,260             --               --
Accounts receivable from IDS Life for contract
 purchase payments                                          --          135,789             --             --               --
Receivable for share redemptions                            --               --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                        59,734,139       62,219,978    132,580,958    571,617,683    1,205,013,543
==============================================================================================================================
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                       49,788           49,588        110,490        472,147          998,594
   Contract terminations                                36,897               --         75,110        254,214          873,101
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       86,685           49,588        185,600        726,361        1,871,695
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                59,072,727       61,559,856    130,402,854    566,936,075    1,193,101,710
Net assets applicable to contracts in
 payment period                                        574,727          610,534      1,992,504      3,955,247       10,040,138
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 59,647,454   $   62,170,390   $132,395,358   $570,891,322   $1,203,141,848
==============================================================================================================================
(1) Investment shares                                5,649,251        9,115,732     19,825,972     52,810,255       54,814,132
(2) Investments, at cost                          $ 58,452,935   $   55,479,612   $130,901,176   $523,428,234   $1,322,392,835
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 7
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 SEGREGATED ASSET ACCOUNTS
                                                  --------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                          RZ             MZ             JZ           TZ
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $126,372,757   $605,832,943   $439,641,183   $92,665,934
Dividends receivable                                        --             --             --            --
Accounts receivable from IDS Life for contract
 purchase payments                                          --             --             --            --
Receivable for share redemptions                            --             --             --        20,898
----------------------------------------------------------------------------------------------------------
Total assets                                       126,372,757    605,832,943    439,641,183    92,686,832
==========================================================================================================
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                      104,315        506,861        365,221        77,977
   Contract terminations                                64,767        754,460        424,711        20,898
----------------------------------------------------------------------------------------------------------
Total liabilities                                      169,082      1,261,321        789,932        98,875
----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               125,267,579    592,484,057    434,815,536    92,240,693
Net assets applicable to contracts in
 payment period                                        936,096     12,087,565      4,035,715       347,264
----------------------------------------------------------------------------------------------------------
Total net assets                                  $126,203,675   $604,571,622   $438,851,251   $92,587,957
==========================================================================================================
(1) Investment shares                               10,324,532     38,386,375     50,370,292    11,111,023
(2) Investments, at cost                          $101,473,885   $551,088,994   $644,560,163   $74,462,257
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET ACCOUNTS
                                                   -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                            SZ                N               H               G               PZ
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                    $  1,938,661    $  37,677,083    $  1,837,502    $  20,374,668    $   5,440,237
Variable account expenses                             1,500,421       14,712,733         724,782        5,485,486        3,427,000
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         438,240       22,964,350       1,112,720       14,889,182        2,013,237
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                              19,496,868      373,297,545      29,764,654      129,630,996        8,179,076
    Cost of investments sold                         17,364,904      365,519,356      29,764,661      135,751,856        6,431,238
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      2,131,964        7,778,189              (7)      (6,120,860)       1,747,838
Distributions from capital gains                             --       40,511,181              --               --       14,722,580
Net change in unrealized appreciation or
 depreciation of investments                          2,546,251      (32,088,016)            128       (2,722,166)      24,181,428
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        4,678,215       16,201,354             121       (8,843,026)      40,651,846
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         $  5,116,455    $  39,165,704    $  1,112,841    $   6,046,156    $  42,665,083
==================================================================================================================================


                                                                                SEGREGATED ASSET ACCOUNTS
                                                   -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                KZ               QZ              LZ               IZ                F
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                    $  2,769,298    $     153,408    $  9,846,200    $   7,819,366    $  14,593,185
Variable account expenses                               663,850          382,143       1,520,751        5,615,635       13,212,840
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,105,448         (228,735)      8,325,449        2,203,731        1,380,345
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                              10,524,625          887,069      44,295,537       90,843,227      365,947,035
    Cost of investments sold                         10,029,114          788,091      43,756,878       91,799,320      418,013,806
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        495,511           98,978         538,659         (956,093)     (52,066,771)
Distributions from capital gains                        271,682               --              --               --               --
Net change in unrealized appreciation or
 depreciation of investments                         (6,987,066)       3,164,305      (4,698,318)      64,860,846      112,629,987
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (6,219,873)       3,263,283      (4,159,659)      63,904,753       60,563,216
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         $ (4,114,425)   $   3,034,548    $  4,165,790    $  66,108,484    $  61,943,561
==================================================================================================================================


                                                                                      SEGREGATED ASSET ACCOUNTS
                                                                    --------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                 RZ               MZ               JZ              TZ
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                     $         --    $   4,437,584    $     377,512    $         --
Variable account expenses                                              1,259,519        7,603,165        4,812,400         955,609
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (1,259,519)      (3,165,581)      (4,434,888)       (955,609)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                               22,902,403      374,422,496      166,495,500      18,872,757
    Cost of investments sold                                          18,902,190      351,357,651      266,305,238      16,411,463
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       4,000,213       23,064,845      (99,809,738)      2,461,294
Distributions from capital gains                                       6,629,998               --               --              --
Net change in unrealized appreciation or
 depreciation of investments                                             998,856      (27,933,443)     136,429,698       2,704,039
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        11,629,067       (4,868,598)      36,619,960       5,165,333
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                          $ 10,369,548    $  (8,034,179)   $  32,185,072    $  4,209,724
==================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ  --- 9
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET ACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                           SZ                N                H                 G                PZ
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------

Investment income (loss) -- net                  $     438,240    $    22,964,350    $  1,112,720    $  14,889,182    $   2,013,237

Net realized gain (loss) on sales of
 investments                                         2,131,964          7,778,189              (7)      (6,120,860)       1,747,838
Distributions from capital gains                            --         40,511,181              --               --       14,722,580
Net change in unrealized appreciation or
 depreciation of investments                         2,546,251        (32,088,016)            128       (2,722,166)      24,181,428
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           5,116,455         39,165,704       1,112,841        6,046,156       42,665,083
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           3,062,287         17,857,803       2,701,050        7,182,236        7,475,523
Net transfers(1)                                    25,032,993        (61,313,070)      6,700,162       (7,580,753)     135,746,278
Transfers for policy loans                             198,010          2,092,146         356,186          758,863          416,656
Adjustments to net assets allocated to
 contracts in payout period                             72,129         (2,496,774)        (62,658)      (1,176,265)         376,002
Contract charges                                      (113,873)        (1,301,384)        (70,077)        (465,474)        (244,627)
Contract terminations:
    Surrender benefits                             (38,059,423)      (298,082,283)    (30,176,544)    (115,008,716)     (76,690,204)
    Death benefits                                    (881,111)       (15,432,550)     (1,178,763)      (7,851,204)      (1,735,448)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (10,688,988)      (358,676,112)    (21,730,644)    (124,141,313)      65,344,180
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    149,325,393      1,646,149,721      85,164,970      609,380,513      285,565,801
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 143,752,860    $ 1,326,639,313    $ 64,547,167    $ 491,285,356    $ 393,575,064
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             144,601,039        372,906,633      29,768,887       91,274,658      227,858,641
Contract purchase payments                           2,977,293          4,073,254         943,888        1,081,821        5,822,028
Net transfers(1)                                    24,419,885        (14,054,092)      2,331,730       (1,172,908)     106,090,142
Transfers for policy loans                             193,059            478,951         124,622          117,240          323,276
Contract charges                                      (111,190)          (297,682)        (24,738)         (70,378)        (189,939)
Contract terminations:
    Surrender benefits                             (37,014,909)       (67,888,461)    (10,546,090)     (17,298,659)     (59,166,991)
    Death benefits                                    (857,545)        (3,534,920)       (412,663)      (1,194,288)      (1,412,671)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   134,207,632        291,683,683      22,185,636       72,737,486      279,324,486
===================================================================================================================================

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET ACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              KZ              QZ               LZ               IZ                  F
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------


Investment income (loss) -- net                  $  2,105,448    $   (228,735)   $   8,325,449    $   2,203,731    $     1,380,345


Net realized gain (loss) on sales of
 investments                                          495,511          98,978          538,659         (956,093)       (52,066,771)
Distributions from capital gains                      271,682              --               --               --                 --
Net change in unrealized appreciation or
 depreciation of investments                       (6,987,066)      3,164,305       (4,698,318)      64,860,846        112,629,987
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         (4,114,425)      3,034,548        4,165,790       66,108,484         61,943,561
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          1,073,548       1,076,321        2,057,263        9,848,050         18,049,385
Net transfers(1)                                   10,102,610      39,876,984       (1,881,089)      29,101,140        (92,093,905)
Transfers for policy loans                             49,954          49,211          109,489        1,161,428          2,743,747
Adjustments to net assets allocated to
 contracts in payout period                            72,730         309,661         (134,047)        (476,849)        (1,977,552)
Contract charges                                      (39,399)        (27,966)         (95,332)        (550,970)        (1,365,056)
Contract terminations:
    Surrender benefits                            (16,201,313)     (7,456,803)     (40,879,469)    (119,517,127)      (265,881,708)
    Death benefits                                   (590,014)       (158,956)      (1,449,156)      (4,251,832)       (11,677,610)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,531,884)     33,668,452      (42,272,341)     (84,686,160)      (352,202,699)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    69,293,763      25,467,390      170,501,909      589,468,998      1,493,400,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 59,647,454    $ 62,170,390    $ 132,395,358    $ 570,891,322    $ 1,203,141,848
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             43,301,781      33,315,356      121,607,442      371,978,783        174,869,866
Contract purchase payments                            699,055       1,379,339        1,473,746        6,180,266          2,110,431
Net transfers(1)                                    6,496,816      50,617,277       (1,389,308)      18,313,842        (10,840,836)
Transfers for policy loans                             33,681          63,684           79,066          736,047            324,065
Contract charges                                      (25,738)        (35,913)         (68,444)        (346,036)          (160,233)
Contract terminations:
    Surrender benefits                            (10,579,240)     (9,559,121)     (29,269,808)     (74,742,168)       (31,018,000)
    Death benefits                                   (385,555)       (218,270)      (1,044,267)      (2,693,654)        (1,374,298)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   39,540,800      75,562,352       91,388,427      319,427,080        133,910,995
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 11
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET ACCOUNTS
                                                   ----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 RZ               MZ               JZ               TZ
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------


Investment income (loss) -- net                    $  (1,259,519)   $  (3,165,581)   $  (4,434,888)   $    (955,609)


Net realized gain (loss) on sales of investments       4,000,213       23,064,845      (99,809,738)       2,461,294
Distributions from capital gains                       6,629,998               --               --               --
Net change in unrealized appreciation or
 depreciation of investments                             998,856      (27,933,443)     136,429,698        2,704,039
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            10,369,548       (8,034,179)      32,185,072        4,209,724
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             2,750,302       14,762,842        9,061,005        2,610,169
Net transfers(1)                                      10,646,255     (186,875,712)     (60,259,940)       6,826,391
Transfers for policy loans                               169,784        1,500,404        1,242,639          146,831
Adjustments to net assets allocated to
 contracts in pay period                                (100,052)      (2,173,431)        (710,199)         (31,868)
Contract charges                                         (88,118)        (774,654)        (536,582)         (67,435)
Contract terminations:
    Surrender benefits                               (31,758,329)    (187,572,842)    (106,898,647)     (25,173,638)
    Death benefits                                      (598,293)      (5,072,809)      (3,354,888)        (578,508)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (18,978,451)    (366,206,202)    (161,456,612)     (16,268,058)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      134,812,578      978,812,003      568,122,791      104,646,291
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 126,203,675    $ 604,571,622    $ 438,851,251    $  92,587,957
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               121,269,532      586,432,994      351,587,755      114,500,239
Contract purchase payments                             2,478,340        9,222,921        5,681,778        2,951,371
Net transfers(1)                                       9,274,018     (116,660,834)     (38,017,906)       7,645,471
Transfers for policy loans                               152,007          939,890          780,204          166,735
Contract charges                                         (79,511)        (485,425)        (336,459)         (76,209)
Contract terminations:
Surrender benefits                                   (28,505,234)    (117,067,519)     (66,740,089)     (28,305,434)
    Death benefits                                      (556,001)      (3,223,848)      (2,092,046)        (662,497)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     104,033,151      359,158,179      250,863,237       96,219,676
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET ACCOUNTS
                                             -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                      SZ                 N                 H                G               PZ
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              $    (373,961)   $    21,512,484    $    (296,062)   $  18,797,237    $   1,345,286
Net realized gain (loss) on sales of
 investments                                       219,715        (10,799,446)            (177)      (8,444,205)         448,856
Net change in unrealized appreciation or
 depreciation of investments                    13,595,123        124,862,409              195       11,664,331       36,534,372
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                      13,440,877        135,575,447         (296,044)      22,017,363       38,328,514
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       3,042,674         23,025,845        5,017,451        9,247,842        6,448,623
Net transfers(1)                                33,499,923        (87,236,098)      (6,588,649)     (58,939,895)     108,302,039
Transfers for policy loans                         152,508          2,482,961          333,957          784,788          215,622
Adjustments to net assets allocated to
 contracts in payout period                         13,704         (2,542,448)         104,933         (930,285)         394,915
Contract charges                                  (102,834)        (1,540,782)         (92,547)        (567,466)        (151,707)
Contract terminations:
    Surrender benefits                         (22,778,326)      (247,272,613)     (45,347,216)    (105,451,128)     (29,817,523)
    Death benefits                                (654,174)       (17,428,111)      (1,340,434)     (10,569,142)      (1,244,185)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                   13,173,475       (330,511,246)     (47,912,505)    (166,425,286)      84,147,784
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                122,711,041      1,841,085,520      133,373,519      753,788,436      163,089,503
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 149,325,393    $ 1,646,149,721    $  85,164,970    $ 609,380,513    $ 285,565,801
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         130,894,783        452,912,801       46,632,608      116,954,472      152,402,188
Contract purchase payments                       3,190,472          5,614,794        1,763,193        1,430,460        5,845,844
Net transfers(1)                                35,032,787        (21,412,667)      (2,309,713)      (9,203,901)      97,544,969
Transfers for policy loans                         161,620            611,097          118,675          122,360          197,358
Contract charges                                  (108,581)          (377,000)         (32,750)         (88,071)        (137,494)
Contract terminations:
    Surrender benefits                         (23,884,062)       (60,177,316)     (15,931,690)     (16,293,432)     (26,852,762)
    Death benefits                                (685,980)        (4,265,076)        (471,436)      (1,647,230)      (1,141,462)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               144,601,039        372,906,633       29,768,887       91,274,658      227,858,641
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 13
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET ACCOUNTS
                                              ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)           KZ              QZ               LZ               IZ                  F
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               $  2,052,324    $   (173,916)   $  10,355,658    $     527,397    $    (1,774,410)
Net realized gain (loss) on sales of
 investments                                       545,064         301,194          (76,302)     (10,918,746)       (64,357,372)
Net change in unrealized appreciation or
 depreciation of investments                     3,019,387       1,579,234        6,335,045       94,286,799        133,611,280
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       5,616,775       1,706,512       16,614,401       83,895,450         67,479,498
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       1,062,063         682,412        2,196,607       10,978,453         23,211,338
Net transfers(1)                                 6,338,558       2,541,294       10,334,556       16,410,678        (72,175,146)
Transfers for policy loans                          37,111          63,884          113,109        1,283,183          2,982,617
Adjustments to net assets allocated to
 contracts in payout period                        (64,514)        146,455         (236,900)        (617,547)        (1,757,373)
Contract charges                                   (39,616)        (18,404)        (107,680)        (579,728)        (1,635,335)
Contract terminations:
    Surrender benefits                         (11,786,676)     (4,429,092)     (31,747,364)     (83,948,291)      (219,254,339)
    Death benefits                                (567,196)       (210,493)      (1,601,012)      (4,252,454)       (13,116,380)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                   (5,020,270)     (1,223,944)     (21,048,684)     (60,725,706)      (281,744,618)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 68,697,258      24,984,822      174,936,192      566,299,254      1,707,666,106
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 69,293,763    $ 25,467,390    $ 170,501,909    $ 589,468,998    $ 1,493,400,986
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          46,752,508      35,326,405      137,684,014      415,318,705        209,699,483
Contract purchase payments                         722,675         961,474        1,694,143        7,826,038          2,878,411
Net transfers(1)                                 4,211,464       3,488,526        7,824,155       11,177,405         (9,000,693)
Transfers for policy loans                          25,712          89,732           88,045          925,700            374,533
Contract charges                                   (26,954)        (26,108)         (83,138)        (415,637)          (203,986)
Contract terminations:
    Surrender benefits                          (7,999,190)     (6,226,089)     (24,369,586)     (59,793,216)       (27,239,173)
    Death benefits                                (384,434)       (298,584)      (1,230,191)      (3,060,212)        (1,638,709)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                43,301,781      33,315,356      121,607,442      371,978,783        174,869,866
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET ACCOUNTS
                                                   ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 RZ                 MZ               JZ               TZ
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    $  (1,223,581)   $      (133,388)   $  (5,981,038)   $    (927,674)
Net realized gain (loss) on sales of investments         556,140         13,653,225     (117,235,071)         194,079
Net change in unrealized appreciation or
 depreciation of investments                          10,583,448          2,919,792      164,830,201       11,802,965
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             9,916,007         16,439,629       41,614,092       11,069,370
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             3,376,716         22,574,271       12,779,816        3,079,153
Net transfers(1)                                      27,838,222       (106,131,459)     (62,131,419)      26,638,204
Transfers for policy loans                               161,217          2,000,804        1,503,072          136,786
Adjustments to net assets allocated to
 contracts in payout period                              271,255         (2,952,796)        (961,142)         (27,647)
Contract charges                                         (88,953)        (1,070,129)        (672,433)         (65,274)
Contract terminations:
    Surrender benefits                               (19,326,620)      (177,420,916)     (93,771,798)     (14,437,035)
    Death benefits                                      (604,305)        (7,592,480)      (4,101,515)        (652,941)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        11,627,532       (270,592,705)    (147,355,419)      14,671,246
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      113,269,039      1,232,965,079      673,864,118       78,905,675
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 134,812,578    $   978,812,003    $ 568,122,791    $ 104,646,291
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               110,322,606        756,075,631      451,834,257       97,222,773
Contract purchase payments                             3,285,424         14,220,791        8,728,076        3,680,278
Net transfers(1)                                      27,072,153        (67,597,807)     (42,652,379)      31,607,135
Transfers for policy loans                               159,998          1,273,674        1,033,894          165,177
Contract charges                                         (87,225)          (678,891)        (461,788)         (78,858)
Contract terminations:
    Surrender benefits                               (18,887,817)      (112,043,524)     (64,070,656)     (17,312,331)
    Death benefits                                      (595,607)        (4,816,880)      (2,823,649)        (783,935)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     121,269,532        586,432,994      351,587,755      114,500,239
=====================================================================================================================

(1)   Includes transfer activity from (to) other accounts and transfers from
      (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 15
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exist in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Accounts are used as a funding vehicle for individual variable annuity contracts issued by IDS Life. The following is a list of each variable annuity product funded through the Accounts.

IDS Life Employee Benefit Annuity
IDS Life Flexible Annuity
IDS Life Group Variable Annuity Contract
IDS Life Variable Retirement and Combination Retirement Annuities

Each Account invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding Account name are provided below.

ACCOUNT          FUND
---------------------------------------------------------------------------------------------


SZ               AllianceBernstein VPS Growth and Income Portfolio (Class B)


N                RiverSource(SM) Variable Portfolio - Balanced Fund
                    (previously AXP(R) Variable Portfolio - Managed Fund)
H                RiverSource(SM) Variable Portfolio - Cash Management Fund
                    (previously AXP(R) Variable Portfolio - Cash Management Fund)
G                RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                    (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
PZ               RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                    (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
KZ               RiverSource(SM) Variable Portfolio - Global Bond Fund
                    (previously AXP(R) Variable Portfolio - Global Bond Fund)
QZ               RiverSource(SM) Variable Portfolio - Growth Fund
                    (previously AXP(R) Variable Portfolio - Growth Fund)
LZ               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                    (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
IZ               RiverSource(SM) Variable Portfolio - International Opportunity Fund
                    (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
F                RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(1)
                    (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RZ               RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(2)
                    (previously AXP(R) Variable Portfolio - Equity Select Fund)
MZ               RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(1)
                    (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
JZ               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(2)
                    (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)


TZ               Wells Fargo Advantage VT Small Cap Growth Fund



(1) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(2) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

--------------------------------------------------------------------------------
16 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

CORPORATE CONSOLIDATION


Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Accounts for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $20 to $500 per year depending upon the product selected. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER (WITHDRAWAL) CHARGES

IDS Life may use a surrender (withdrawal) charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender (withdrawal) charge will apply for a maximum number of years, as depicted in the surrender (withdrawal) charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 17
--------------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                            0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.650% to 0.575%
----------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                        PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.060% to 0.030%

--------------------------------------------------------------------------------
18 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                         PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Global Bond Fund                        0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund          0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                0.060% to 0.035%
----------------------------------------------------------------------------------------------


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

ACCOUNT    FUND                                                                        PURCHASES
--------------------------------------------------------------------------------------------------


SZ         AllianceBernstein VPS Growth and Income Portfolio (Class B)               $ 9,367,055


N          RiverSource(SM) Variable Portfolio - Balanced Fund                         78,275,289
H          RiverSource(SM) Variable Portfolio - Cash Management Fund                   9,093,579
G          RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 21,081,241
PZ         RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund        90,382,865
KZ         RiverSource(SM) Variable Portfolio - Global Bond Fund                       7,529,615
QZ         RiverSource(SM) Variable Portfolio - Growth Fund                           34,204,332
LZ         RiverSource(SM) Variable Portfolio - High Yield Bond Fund                  10,691,071
IZ         RiverSource(SM) Variable Portfolio - International Opportunity Fund         8,361,090
F          RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 14,639,850
RZ         RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    9,251,011
MZ         RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 4,477,825
JZ         RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 424,194


TZ         Wells Fargo Advantage VT Small Cap Growth Fund                              1,727,067


--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 19
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                      SZ(4)            N            H            G       PZ(4)           KZ        QZ(4)
                                    --------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                      $0.92        $3.92        $2.86        $5.91       $0.95        $1.14        $0.80
At Dec. 31, 2002                      $0.71        $3.38        $2.87        $6.17       $0.76        $1.30        $0.59
At Dec. 31, 2003                      $0.93        $4.02        $2.85        $6.38       $1.06        $1.46        $0.71
At Dec. 31, 2004                      $1.02        $4.37        $2.84        $6.61       $1.25        $1.59        $0.76
At Dec. 31, 2005                      $1.06        $4.49        $2.89        $6.68       $1.40        $1.49        $0.81
--------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     78,465      733,747       94,451      182,068      70,703       51,831        5,597
At Dec. 31, 2002                    124,946      559,481       78,538      152,852     130,357       50,932       14,618
At Dec. 31, 2003                    130,895      452,913       46,633      116,954     152,402       46,753       35,326
At Dec. 31, 2004                    144,601      372,907       29,769       91,275     227,859       43,302       33,315
At Dec. 31, 2005                    134,208      291,684       22,186       72,737     279,324       39,541       75,562
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $72,505     $2,896,788   $270,731   $1,082,416     $67,205      $59,782       $4,502
At Dec. 31, 2002                    $89,486     $1,907,833   $225,517     $950,711     $99,683      $66,851       $8,606
At Dec. 31, 2003                   $122,711     $1,841,086   $133,374     $753,788    $163,090      $68,697      $24,985
At Dec. 31, 2004                   $149,325     $1,646,150    $85,165     $609,381    $285,566      $69,294      $25,467
At Dec. 31, 2005                   $143,753     $1,326,639    $64,547     $491,285    $393,575      $59,647      $62,170
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.11%        2.49%        3.58%        6.44%       1.38%        3.28%          --
For the year ended Dec. 31, 2002       0.58%        2.55%        1.16%        5.05%       1.61%        4.75%        0.10%
For the year ended Dec. 31, 2003       0.83%        2.25%        0.52%        3.61%       1.63%        7.21%        0.21%
For the year ended Dec. 31, 2004       0.73%        2.26%        0.71%        3.81%       1.64%        4.09%        0.32%


For the year ended Dec. 31, 2005       1.29%        2.56%        2.53%        3.71%       1.59%        4.16%        0.40%


--------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2002       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2003       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2004       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2005       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.00%)     (11.51%)       2.51%        6.68%      (5.00%)       0.00%      (20.00%)
For the year ended Dec. 31, 2002     (22.83%)     (13.78%)       0.35%        4.40%     (20.00%)      14.04%      (26.25%)
For the year ended Dec. 31, 2003      30.99%       18.93%       (0.70%)       3.40%      39.47%       12.31%       20.34%
For the year ended Dec. 31, 2004      10.11%        8.51%       (0.26%)       3.45%      17.03%        8.93%        7.35%
For the year ended Dec. 31, 2005       3.56%        2.89%        1.59%        1.11%      12.38%       (5.94%)       7.53%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

                                        LZ           IZ              F        RZ(4)             MZ             JZ        TZ(4)
                                     ----------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                        $1.10        $1.32          $8.19        $0.99          $1.69          $1.72        $0.94
At Dec. 31, 2002                        $1.01        $1.07          $6.32        $0.84          $1.31          $1.16        $0.57
At Dec. 31, 2003                        $1.26        $1.35          $8.09        $1.02          $1.61          $1.48        $0.81
At Dec. 31, 2004                        $1.39        $1.57          $8.48        $1.10          $1.64          $1.60        $0.91
At Dec. 31, 2005                        $1.43        $1.77          $8.91        $1.20          $1.65          $1.73        $0.96
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      165,801      667,381        335,310       19,770      1,142,222        752,799       25,510
At Dec. 31, 2002                      135,204      509,030        254,879       76,368        907,437        559,621       68,358
At Dec. 31, 2003                      137,684      415,319        209,699      110,323        756,076        451,834       97,223
At Dec. 31, 2004                      121,607      371,979        174,870      121,270        586,433        351,588      114,500
At Dec. 31, 2005                       91,388      319,427        133,911      104,033        359,158        250,863       96,220
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     $183,470     $884,935     $2,759,346      $19,528     $1,946,274     $1,303,642      $23,973
At Dec. 31, 2002                     $138,769     $547,078     $1,621,268      $64,603     $1,198,671       $653,955      $39,415
At Dec. 31, 2003                     $174,936     $566,299     $1,707,666     $113,269     $1,232,965       $673,864      $78,906
At Dec. 31, 2004                     $170,502     $589,469     $1,493,401     $134,813       $978,812       $568,123     $104,646
At Dec. 31, 2005                     $132,395     $570,891     $1,203,142     $126,204       $604,572       $438,851      $92,588
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        11.00%        1.20%          0.29%          --           0.22%          0.20%          --
For the year ended Dec. 31, 2002         7.83%        0.97%          0.52%          --           0.50%            --           --
For the year ended Dec. 31, 2003         7.71%        0.91%          0.63%          --           0.67%            --           --
For the year ended Dec. 31, 2004         7.02%        1.10%          0.89%          --           0.99%            --           --
For the year ended Dec. 31, 2005         6.47%        1.39%          1.10%          --           0.58%          0.08%          --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2002         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2003         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2004         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2005         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.76%      (29.41%)       (18.91%)      (1.00%)       (17.56%)       (33.59%)      (6.00%)
For the year ended Dec. 31, 2002        (8.18%)     (18.94%)       (22.83%)     (15.15%)       (22.49%)       (32.56%)     (39.36%)
For the year ended Dec. 31, 2003        24.75%       26.17%         28.01%       21.43%         22.90%         27.59%       42.11%
For the year ended Dec. 31, 2004        10.29%       16.24%          4.83%        8.02%          2.25%          8.32%       12.64%
For the year ended Dec. 31, 2005         2.99%       12.73%          5.12%        9.03%          0.30%          8.10%        5.19%
-----------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on June 1, 2001.

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


IDS Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                               ERNST & YOUNG LLP

Minneapolis, Minnesota

February 27, 2006


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                   2005            2004
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments:
Available-for-sale:
    Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)             $27,753,174     $28,131,195
    Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                                 21          31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347; 2004, $45,347)    2,842,362       2,923,542
Policy loans                                                                                               605,212         588,574
Trading securities and other investments                                                                   547,668         802,096
------------------------------------------------------------------------------------------------------------------------------------
        Total investments                                                                               31,748,437      32,476,663
Cash and cash equivalents                                                                                  233,589         131,427
Restricted cash                                                                                                 --         535,821
Reinsurance recoverables                                                                                   982,521         876,408
Amounts due from brokers                                                                                     4,166           7,109
Other accounts receivable                                                                                   62,930          52,527
Accrued investment income                                                                                  328,567         351,522
Deferred policy acquisition costs                                                                        4,035,879       3,637,956
Deferred sales inducement costs                                                                            370,166         302,997
Other assets                                                                                               220,371         186,003
Separate account assets                                                                                 37,929,960      32,454,032
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                   $75,916,586     $71,012,465
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
    Fixed annuities                                                                                    $26,126,068     $26,978,596
    Variable annuity guarantees                                                                             29,550          32,955
   Universal life insurance                                                                              3,711,628       3,689,639
   Traditional life insurance                                                                              298,479         271,516
   Disability income and long-term care insurance                                                        2,145,969       1,942,656
Policy claims and other policyholders' funds                                                                90,233          69,884
Amounts due to brokers                                                                                      31,772         162,609
Deferred income taxes, net                                                                                   9,099         141,202
Other liabilities                                                                                          381,938         363,821
Separate account liabilities                                                                            37,929,960      32,454,032
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                 70,754,696      66,106,910
------------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                           3,000           3,000
   Additional paid-in capital                                                                            2,020,388       1,370,388
   Retained earnings                                                                                     3,269,206       3,190,474
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                             (90,632)        370,615
      Net unrealized derivative losses                                                                     (40,072)        (28,922)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                                    (130,704)        341,693
------------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                         5,161,890       4,905,555
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                             $75,916,586     $71,012,465
====================================================================================================================================


See Notes to Consolidated Financial Statements.

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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, (THOUSANDS)                               2005          2004           2003
----------------------------------------------------------------------------------------------------------
REVENUES
----------------------------------------------------------------------------------------------------------
Premiums:
   Traditional life insurance                                   $    74,751    $   68,335     $   64,890
   Disability income and long-term care insurance                   295,084       283,608        284,111
----------------------------------------------------------------------------------------------------------
    Total premiums                                                  369,835       351,943        349,001
Net investment income                                             1,791,324     1,777,446      1,705,185
Contractholder and policyholder charges                             577,159       554,344        530,190
Mortality and expense risk and other fees                           488,633       430,320        390,516
Net realized gain on investments                                     48,296        27,292          4,445
----------------------------------------------------------------------------------------------------------
    Total revenues                                                3,275,247     3,141,345      2,979,337
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
----------------------------------------------------------------------------------------------------------
Death and other benefits:
   Traditional life insurance                                        41,550        36,843         38,870
   Investment contracts and universal life-type insurance           232,816       227,664        209,065
   Disability income and long-term care insurance                    75,864        67,261         57,339
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                         4,638         1,381         (2,401)
   Disability income and long-term care insurance                   141,286       123,289        142,532
Interest credited to account values                               1,110,425     1,127,875      1,242,020
Amortization of deferred policy acquisition costs                   315,882       260,778        264,308
Separation costs                                                    121,264            --             --
Other insurance and operating expenses                              591,133       503,872        453,065
----------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                    2,634,858     2,348,963      2,404,798
----------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change            640,389       792,382        574,539
Income tax provision                                                181,657       226,177         66,945
----------------------------------------------------------------------------------------------------------
Income before accounting change                                     458,732       566,205        507,594
Cumulative effect of accounting change, net of tax                       --       (70,568)        44,463
----------------------------------------------------------------------------------------------------------
Net income                                                      $   458,732    $  495,637      $ 552,057
==========================================================================================================

See Notes to Consolidated Financial Statements.


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


IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, (THOUSANDS)                                              2005           2004            2003
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                     $   458,732    $   495,637     $   552,057
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
   Cumulative effect of accounting change, net of tax                                   --         70,568         (44,463)
   Amortization of deferred policy acquisition costs                               315,882        260,778         264,308
   Amortization of deferred sales inducement costs                                  40,332         33,825          23,968
   Capitalization of deferred policy acquisition costs                            (632,743)      (533,842)       (516,928)
   Capitalization of deferred sales inducement costs                               (94,319)       (70,860)        (71,839)
   Amortization of premium, net                                                     83,152         92,617         160,862
   Deferred income taxes                                                           122,264         70,574         (30,714)
   Policyholder and contractholder charges, non-cash                              (231,503)      (231,611)       (234,098)
   Net realized gain on investments                                                (48,296)       (27,292)         (4,445)
   Net realized gain on trading securities and equity method investments
    in hedge funds                                                                 (24,037)       (37,460)        (30,400)
Change in operating assets and liabilities:
   Trading securities and equity method investments in hedge funds, net            246,828          6,788        (358,200)
   Future policy benefits for traditional life, disability income and
     long-term care insurance                                                      230,276        235,327         265,233
   Policy claims and other policyholders' funds                                     20,349          1,973         (17,489)
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                     35,996         37,592          43,596
      Issuance                                                                     (38,688)       (39,230)        (34,490)
   Reinsurance recoverables                                                       (106,113)      (121,894)       (121,004)
   Other accounts receivable                                                       (10,403)        15,895         (12,177)
   Accrued investment income                                                        22,955          3,852         (64,359)
   Other assets and liabilities, net                                                38,782        (12,765)       (130,066)
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                          429,446        250,472        (360,648)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
   Sales                                                                         3,124,154      1,603,285      12,232,235
   Maturities, sinking fund payments and calls                                   2,241,829      1,931,070       4,152,088
   Purchases                                                                    (5,780,183)    (4,392,522)    (20,527,995)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                              652,831        690,333         621,163
   Purchases                                                                      (542,610)      (402,235)       (438,336)
   Change in amounts due to and from brokers, net                                 (127,894)       (71,415)     (3,261,601)
Change in restricted cash                                                          535,821        298,627              --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                          103,948       (342,857)     (7,222,446)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                       1,532,282      2,350,426       4,267,115
   Interest credited to account values                                           1,110,425      1,127,875       1,242,020
   Surrenders and other benefits                                                (3,329,993)    (2,715,847)     (2,235,889)
Universal life-type insurance policy loans:
   Repayment                                                                        89,322         84,281          85,760
   Issuance                                                                       (103,268)       (93,217)        (81,740)
Capital contribution from Ameriprise Financial, Inc.                               650,000             --         282,061
Cash dividend to Ameriprise Financial, Inc.                                       (380,000)      (930,000)             --
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                         (431,232)      (176,482)      3,559,327
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                               102,162       (268,867)     (4,023,767)
Cash and cash equivalents at beginning of year                                     131,427        400,294       4,424,061
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                       $   233,589    $   131,427     $   400,294
===========================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                           $    95,794    $   196,397     $   103,034
   Interest paid on borrowings                                                 $       364    $       411     $     2,926
   Non-cash ownership transfer of net assets of American Express Corporation
     to Ameriprise Financial, Inc. in 2003                                     $        --    $        --     $   282,061

See Notes to Consolidated Financial Statements.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                                  ACCUMULATED
                                                                                    ADDITIONAL                       OTHER
                                                                          CAPITAL    PAID-IN      RETAINED        COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL       STOCK     CAPITAL      EARNINGS        INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                $4,944,251    $3,000   $1,088,327    $3,354,841         $498,083
Comprehensive income:
   Net income                                                   552,057        --           --       552,057               --
   Change in unrealized holding losses on securities, net       (90,695)       --           --            --          (90,695)
   Change in unrealized derivative losses, net                   (7,777)       --           --            --           (7,777)
                                                             ----------
   Total comprehensive income                                   453,585        --           --            --               --
Capital contribution                                            282,061        --      282,061            --               --
Non-cash dividend of American Express Corporation
   to Ameriprise Financial, Inc.                               (282,061)       --           --      (282,061)              --
--------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                 5,397,836     3,000    1,370,388     3,624,837          399,611
Comprehensive income:
   Net income                                                   495,637        --           --       495,637               --
   Change in unrealized holding losses on securities, net       (34,841)       --           --            --          (34,841)
   Change in unrealized derivative losses, net                  (23,077)       --           --            --          (23,077)
                                                             ----------
   Total comprehensive income                                   437,719        --           --            --               --
Cash dividends to Ameriprise Financial, Inc.                   (930,000)       --           --      (930,000)              --
--------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                 4,905,555     3,000    1,370,388     3,190,474          341,693
Comprehensive loss:
   Net income                                                   458,732        --           --       458,732               --
   Change in unrealized holding losses on securities, net      (461,247)       --           --            --         (461,247)
   Change in unrealized derivative losses, net                  (11,150)       --           --            --          (11,150)
                                                             ----------
   Total comprehensive loss                                     (13,665)       --           --            --               --
Capital contribution from Ameriprise Financial, Inc.            650,000        --      650,000            --               --
Cash dividend to Ameriprise Financial, Inc.                    (380,000)       --           --      (380,000)              --
--------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                $5,161,890    $3,000   $2,020,388    $3,269,206        $(130,704)
================================================================================================================================

See Notes to Consolidated Financial Statements.


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--------------------------------------------------------------------------------

IDS Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company andAmerican Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

o IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

o American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

o American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

o IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

o American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations (CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.


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Mortgage Loans On Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

Cash and Cash Equivalents

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarilyliable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.


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Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss)are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these


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non-investment advisory services. In the fourth quarter of 2005, RiverSource
Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.



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Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) On Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.


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Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing


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additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED        FAIR
(THOUSANDS)                                         COST          GAINS        LOSSES          VALUE
--------------------------------------------------------------------------------------------------------
Fixed maturities:
    Corporate debt securities                    $13,318,636   $   208,577   $  (198,774)   $13,328,439
    Mortgage and other asset-backed securities    10,804,984        45,531      (158,784)    10,691,731
    Foreign corporate bonds and obligations        3,148,534        67,097       (54,721)     3,160,910
    U.S. Government and agencies obligations         300,337        16,207        (5,282)       311,262
    State and municipal obligations                  114,165         2,756        (3,262)       113,659
    Foreign government bonds and obligations         127,912        16,922          (114)       144,720
    Structured investments(a)                          2,453            --            --          2,453
--------------------------------------------------------------------------------------------------------
Total fixed maturities                            27,817,021       357,090      (420,937)    27,753,174
Preferred and common stocks                               13             8            --             21
--------------------------------------------------------------------------------------------------------
    Total                                        $27,817,034   $   357,098   $  (420,937)   $27,753,195
--------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED        FAIR
(THOUSANDS)                                         COST          GAINS        LOSSES          VALUE
--------------------------------------------------------------------------------------------------------
Fixed maturities:
    Corporate debt securities                    $13,718,138   $   531,970   $   (36,990)   $14,213,118
    Mortgage and other asset-backed securities     9,383,868       143,102       (30,487)     9,496,483
    Foreign corporate bonds and obligations        3,185,592       139,821       (14,178)     3,311,235
    U.S. Government and agencies obligations         330,540        15,181          (513)       345,208
    State and municipal obligations                  114,161         3,493        (2,569)       115,085
    Foreign government bonds and obligations         104,442        15,507          (552)       119,397
    Structured investments(a)                        563,899            --       (33,230)       530,669
--------------------------------------------------------------------------------------------------------
Total fixed maturities                            27,400,640       849,074      (118,519)    28,131,195
Preferred and common stocks                           30,019         1,237            --         31,256
--------------------------------------------------------------------------------------------------------
    Total                                        $27,430,659   $   850,311   $  (118,519)   $28,162,451
--------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs


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At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                      2005            2004
--------------------------------------------------------------------------------
AAA                                                          40%             37%
AA                                                            6               3
A                                                            20              22
BBB                                                          26              30
Below investment grade                                        8               8
--------------------------------------------------------------------------------
    Total                                                   100%            100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                  LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                FAIR      UNREALIZED       FAIR     UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE       LOSSES         VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 6,184,289   $(132,802)   $1,618,552   $ (65,972)   $ 7,802,841   $(198,774)
Mortgage and other asset-backed securities     6,001,482     (87,558)    2,059,075     (71,226)     8,060,557    (158,784)
Foreign corporate bonds and obligations        1,203,652     (31,308)      535,393     (23,413)     1,739,045     (54,721)
U.S. Government and agencies obligations         148,584      (3,062)       72,844      (2,220)       221,428      (5,282)
State and municipal obligations                   67,353      (2,589)       14,348        (673)        81,701      (3,262)
Foreign government bonds and obligations          13,344        (114)           --          --         13,344        (114)
Structured investments                             2,189          --            --          --          2,189          --
---------------------------------------------------------------------------------------------------------------------------
   Total                                     $13,620,893   $(257,433)   $4,300,212   $(163,504)   $17,921,105   $(420,937)
---------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                  LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                FAIR      UNREALIZED       FAIR     UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE       LOSSES         VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 2,410,156   $ (20,461)   $  645,898   $ (16,529)   $ 3,056,054   $ (36,990)
Mortgage and other asset-backed securities     2,560,175     (17,686)      550,728     (12,801)     3,110,903     (30,487)
Foreign corporate bonds                          641,928      (6,571)      373,312      (7,607)     1,015,240     (14,178)
U.S. Government and agencies obligations         159,904        (498)          533         (15)       160,437        (513)
State and municipal obligations                       --          --        62,454      (2,569)        62,454      (2,569)
Foreign government bonds and obligations           1,002         (33)        9,008        (519)        10,010        (552)
Structured investments                                --          --       526,190     (33,230)       526,190     (33,230)
---------------------------------------------------------------------------------------------------------------------------
   Total                                     $ 5,773,165   $ (45,249)   $2,168,123   $ (73,270)   $ 7,941,288   $(118,519)
---------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
 NUMBER OF SECURITIES)                      LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                  GROSS                                 GROSS                               GROSS
RATIO OF FAIR VALUE TO  NUMBER OF              UNREALIZED    NUMBER OF               UNREALIZED  NUMBER OF                UNREALIZED
AMORTIZED COST          SECURITIES  FAIR VALUE   LOSSES     SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 645       $13,200      $(223)        213       $3,971       $(141)        858       $17,171       $(364)
90% - 95%                   36           340        (22)         24          321         (22)         60           661         (44)
80% - 90%                    9            81        (12)          3            8          (1)         12            89         (13)
------------------------------------------------------------------------------------------------------------------------------------
  Total                    690       $13,621      $(257)        240       $4,300       $(164)        930       $17,921       $(421)
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 35
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                         2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively             $(483,023)    $42,034    $(83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044, respectively     (34,137)    (19,993)    (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                       52,690       5,905       3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                           8,568      (6,571)         --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively                    (5,345)    (56,216)         --
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                               $(461,247)   $(34,841)   $(90,695)
----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

--------------------------------------------------------------------------------
                                                      AMORTIZED         FAIR
(THOUSANDS)                                             COST            VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   525,818     $   529,579
Due after 1 through 5 years                            4,288,859       4,301,151
Due after 5 through 10 years                          11,063,792      11,020,647
Due after 10 years                                     1,131,115       1,207,613
--------------------------------------------------------------------------------
                                                      17,009,584      17,058,990
Mortgage and other asset-backed securities            10,804,984      10,691,731
Structured investments                                     2,453           2,453
Preferred and common stocks                                   13              21
--------------------------------------------------------------------------------
Total                                                $27,817,034     $27,753,195
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

------------------------------------------------------------------------------------
(THOUSANDS)                                      2005         2004          2003
------------------------------------------------------------------------------------
Sales                                         $3,124,154   $1,603,285   $12,232,235
Maturities, sinking fund payments and calls   $2,241,829   $1,931,070   $ 4,152,088
Purchases                                     $5,780,183   $4,392,522   $20,527,995
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                   2005         2004          2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 107,800     $ 48,412     $ 255,348
Gross realized losses from sales           $ (38,602)    $(17,524)    $(135,465)
Other-than-temporary impairments           $ (19,380)    $   (131)    $(102,614)
--------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                          2005               2004
--------------------------------------------------------------------------------
Mortgage loans on real estate                    $ 2,883,709        $ 2,968,889
Less: allowance for loan losses                      (41,347)           (45,347)
--------------------------------------------------------------------------------
Net mortgage loans                               $ 2,842,362        $ 2,923,542
--------------------------------------------------------------------------------

Syndicated loans                                 $   130,869        $   139,295
Less: allowance for loan losses                       (3,500)            (3,500)
--------------------------------------------------------------------------------
Net syndicated loans                             $   127,369        $   135,795
--------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31,are as follows:

(THOUSANDS)                                        2005        2004        2003
--------------------------------------------------------------------------------
Balance, beginning of year                     $ 45,347    $ 47,197    $ 44,312
Provision for mortgage loan losses                   --       9,500      11,687
Foreclosures, write-offs and loan sales          (4,000)    (11,350)     (8,802)
--------------------------------------------------------------------------------
Balance, end of year                           $ 41,347    $ 45,347    $ 47,197
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 37
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                  2005                         2004
------------------------------------------------------------------------------------------
                                  ON BALANCE       FUNDING     ON BALANCE       FUNDING
REGION                               SHEET       COMMITMENTS      SHEET       COMMITMENTS
------------------------------------------------------------------------------------------
South Atlantic                    $   594,022    $    10,900   $   588,764    $    24,115
West North Central                    436,367          6,200       433,298         14,550
East North Central                    406,714             --       509,752          1,400
Pacific                               364,448         26,750       332,764         13,700
Mountain                              352,178          8,725       371,801         20,025
Middle Atlantic                       257,625         11,500       270,509          2,600
West South Central                    215,467         17,350       191,410             --
New England                           164,047         20,550       198,297          6,515
East South Central                     92,841          4,850        72,294          9,625
------------------------------------------------------------------------------------------
                                    2,883,709        106,825     2,968,889         92,530
Less: allowance for loan losses       (41,347)            --       (45,347)            --
------------------------------------------------------------------------------------------
    Total                         $ 2,842,362    $   106,825   $ 2,923,542    $    92,530
------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                  2005                         2004
-------------------------------------------------------------------------------------------
                                  ON BALANCE       FUNDING     ON BALANCE       FUNDING
PROPERTY TYPE                        SHEET       COMMITMENTS      SHEET       COMMITMENTS
-------------------------------------------------------------------------------------------
Office buildings                  $ 1,048,566    $    36,000   $ 1,087,700    $     5,840
Department/retail stores              703,811         37,800       734,590         40,075
Apartments                            454,024         10,500       505,632         24,875
Industrial buildings                  453,503         12,000       373,767         15,615
Hotels/motels                          92,335          5,900       109,408             --
Medical buildings                      46,851          2,700        46,960             --
Mixed use                              39,318             --        62,424          4,200
Nursing/retirement homes                4,898             --         9,875             --
Other                                  40,403          1,925        38,533          1,925
-------------------------------------------------------------------------------------------
                                    2,883,709        106,825     2,968,889         92,530
Less: allowance for loan losses       (41,347)            --       (45,347)            --
-------------------------------------------------------------------------------------------
    Total                         $ 2,842,362    $   106,825   $ 2,923,542    $    92,530
-------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                   2005         2004         2003
--------------------------------------------------------------------------------
Income on fixed maturities                 $1,448,882   $1,450,919   $1,423,560
Income on mortgage loans on real estate       196,840      221,022      247,001
Trading securities and other investments      163,814      138,468       63,983
--------------------------------------------------------------------------------
                                            1,809,536    1,810,409    1,734,544
Less: investment expenses                      18,212       32,963       29,359
--------------------------------------------------------------------------------
Total                                      $1,791,324   $1,777,446   $1,705,185
--------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                   2005         2004         2003
--------------------------------------------------------------------------------
Fixed maturities                           $   49,818   $   30,757   $   17,269
Mortgage loans on real estate                  (1,627)      (3,048)     (10,865)
Trading securities and other investments          105         (417)      (1,959)
--------------------------------------------------------------------------------
Total                                      $   48,296   $   27,292   $    4,445
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
38 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005.The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:

(MILLIONS)                                                                  2004
--------------------------------------------------------------------------------
Restricted cash                                                             $536
Derivative financial instruments(a)                                           43
--------------------------------------------------------------------------------
Total assets                                                                $579
Total liabilities                                                            117
--------------------------------------------------------------------------------
Net assets                                                                  $462
--------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 3,637,956    $ 3,336,208    $ 3,077,994
Impact of SOP 03-1                                                                         --         19,600             --
Capitalization of acquisition costs                                                   632,743        533,842        516,928
Amortization, excluding impact of changes in assumptions                             (382,882)      (340,578)      (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions        67,000         23,700          1,800
Amortization, impact of other quarter changes in DAC-related assumptions(a)                --         56,100             --
Impact of changes in net unrealized securities losses                                  81,062          9,084          5,594
-----------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 4,035,879    $ 3,637,956    $ 3,336,208
-----------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                          2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   302,997    $   278,971    $   231,100
Impact of SOP 03-1                                                                         --         (2,900)            --
Capitalization of sales inducements                                                    94,319         70,860         71,839
Amortization                                                                          (40,332)       (33,825)       (23,968)
Impact of changes in net unrealized securities losses (gains)                          13,182        (10,109)            --
-----------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   370,166    $   302,997    $   278,971
-----------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.


--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 39
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:


-----------------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
  (DOLLARS IN THOUSANDS)                                                                                       2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Return of Premium  Total Contract Value                             $ 9,106,907    $ 3,241,618
                                                       Contract Value in Separate Accounts              $ 7,409,865    $ 1,727,415
                                                       Net Amount at Risk*                              $    16,727    $   110,922
                                                       Weighted Average Attained Age                             60             62
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Six Year Reset     Total Contract Value                             $24,608,183    $27,453,193
                                                       Contract Value in Separate Accounts              $20,362,261    $22,787,083
                                                       Net Amount at Risk*                              $   762,724    $ 1,267,225
                                                       Weighted Average Attained Age                             61             60
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                             $ 5,129,201    $ 4,039,358
                                                       Contract Value in Separate Accounts              $ 4,210,758    $ 3,078,491
                                                       Net Amount at Risk*                              $    45,363    $    55,622
                                                       Weighted Average Attained Age                             61             61
-----------------------------------------------------------------------------------------------------------------------------------
 Contracts with Other GMDB                             Total Contract Value                             $   993,152    $   494,668
                                                       Contract Value in Separate Accounts              $   891,930    $   397,696
                                                       Net Amount at Risk*                              $    16,415    $    11,689
                                                       Weighted Average Attained Age                             59             66
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit                     Total Contract Value                             $   619,846    $   450,067
                                                       Contract Value in Separate Accounts              $   535,821    $   363,753
                                                       Net Amount at Risk*                              $    34,844    $    18,192
                                                       Weighted Average Attained Age                             61             64
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                                  Total Contract Value                             $   792,578    $   603,251
                                                       Contract Value in Separate Accounts              $   711,759    $   517,596
                                                       Net Amount at Risk*                              $    15,970    $    11,886
                                                       Weighted Average Attained Age                             60             59
-----------------------------------------------------------------------------------------------------------------------------------
  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
-----------------------------------------------------------------------------------------------------------------------------------
  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                           GMDB & GGU           GMIB
-----------------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005                 Liability balance at January 1                       $29,966         $2,989
                                                       Reported claims                                      $12,203         $   --
                                                       Liability balance at December 31                     $16,451         $3,528
                                                       Incurred claims (reported + change in liability)     $(1,312)        $  539
-----------------------------------------------------------------------------------------------------------------------------------


The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                         2005        2004        2003
----------------------------------------------------------------------------------
Federal income tax:
    Current                                     $ 55,766   $ 159,783    $ 91,862
    Deferred                                     122,264      70,574     (30,714)
----------------------------------------------------------------------------------
Total federal income taxes                       178,030     230,357      61,148
State income taxes-current                         3,627      (4,180)      5,797
----------------------------------------------------------------------------------
Income tax provision before accounting change   $181,657   $ 226,177    $ 66,945
----------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                    2005        2004        2003
----------------------------------------------------------------------------------
Tax at U.S. statutory rate                          35.0%       35.0%       35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income             (9.7)       (3.1)      (10.6)
State income taxes, net of federal benefit           0.4        (0.4)        0.7
Affordable housing credits                            --          --       (12.8)
Taxes applicable to prior years                      3.2        (2.6)         --
Other, net                                          (0.5)       (0.4)       (0.6)
----------------------------------------------------------------------------------
Income tax provision before accounting change       28.4%       28.5%       11.7%
----------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                        2005         2004
--------------------------------------------------------------------------------------------------------
Deferred income tax assets:
    Policy reserves                                                             $1,101,836   $1,035,300
    Other investments                                                               69,864      139,066
    Deferred taxes related to net securities and derivative unrealized losses       70,379           --
    Other                                                                           61,896       55,556
--------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                 1,303,975    1,229,922
--------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
    Deferred policy acquisition costs                                            1,154,402    1,116,235
    Deferred taxes related to net securities and derivative unrealized gains            --      183,988
    Other                                                                          158,672       70,901
--------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                            1,313,074    1,371,124
--------------------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                            $    9,099   $  141,202
--------------------------------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                       2005         2004         2003
---------------------------------------------------------------------------------
Net unrealized securities losses              $248,363      $18,761      $48,791
Net unrealized derivative losses                 6,004       12,426        4,188
---------------------------------------------------------------------------------
Net income tax benefit                        $254,367      $31,187      $52,979
---------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                   2005           2004           2003
----------------------------------------------------------------------------------
Statutory net income                    $  341,235     $  379,950     $  432,063
Statutory capital and surplus            2,942,153      2,276,724      2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                                  REGULATORY
                                                                                   CAPITAL
(THOUSANDS)                                                ACTUAL CAPITAL(A)     REQUIREMENT
---------------------------------------------------------------------------------------------
IDS Life Insurance Company                                    $3,270,285          $750,975
American Enterprise Life Insurance Company                       583,303           125,285
IDS Life Insurance Company of New York                           246,001            39,880
American Partners Life Insurance Company                          67,382            10,906
American Centurion Life Assurance Company                         61,748            12,654
---------------------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received$55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees whohave met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million,$2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion,$147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.


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--------------------------------------------------------------------------------

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IDS Life Insurance Company
--------------------------------------------------------------------------------

Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                                        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $6,628, $11,901, and $3,663, respectively                          $(12,309)   $(22,102)   $(6,802)
Reclassification for realized losses (gains), net of tax of $624, $525, and $525, respectively      1,159        (975)      (975)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                                 $(11,150)   $(23,077)   $(7,777)
----------------------------------------------------------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was$124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                       2004
----------------------------------------------------------------------------------------------------------------------
                                                                 CARRYING        FAIR        CARRYING        FAIR
(THOUSANDS)                                                       VALUE          VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values        $   233,589   $   233,589   $   667,248   $   667,248
Available-for-Sale securities                                    27,753,195    27,753,195    28,162,451    28,162,451
Mortgage loans on real estate, net                                2,842,362     2,976,688     2,923,542     3,149,986
Policy loans                                                        605,212       605,212       588,574       588,574
Trading securities                                                   23,956        23,956       168,055       168,055
Other investments                                                   127,369       131,475       135,795       140,428
Separate account assets                                          37,929,960    37,929,960    32,454,032    32,454,032
Derivative financial instruments                                    133,263       133,263        97,784        97,784

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values   $    25,000   $    25,000   $    47,000   $    47,000
Fixed annuity reserves                                           24,637,806    23,840,988    25,522,643    24,733,010
Separate account liabilities                                     33,154,528    31,742,503    28,284,118    27,164,063
Derivative financial instruments                                      6,941         6,941         4,290         4,290
----------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate(net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.



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--------------------------------------------------------------------------------

PART C

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part A of this Registration Statement:

         IDS Life Insurance Company:

         Report of Independent Registered Public Accounting Firm dated Feb. 22, 2006
         Consolidated Balance Sheets as of Dec. 31, 2005 and 2004
         Consolidated Statements of Income for the years ended Dec. 31, 2005, 2004, and 2003
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 2005, 2004, and 2003
         Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2005

         Notes to Consolidated Financial Statements

         Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ
             IDS Life Group Variable Annuity Contract

         Report of Independent Registered Public Accounting Firm dated March 31, 2006
         Statements of Assets and Liabilities as of Dec. 31, 2005
         Statements of Operations for the year ended Dec. 31, 2005
         Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004

         Notes to Financial Statements

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as
         Exhibit 1.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-47302, is incorporated by reference.

2.       Not Applicable.

3.       Not Applicable.

4. Form of Group Deferred Variable Annuity Contract (form 34660) dated April, 1992, filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

5. Copy of Variable Group Deferred Annuity Contract Application (form 34661) dated May, 1992, filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

6.1 Copy of Certificate of Incorporation of IDS Life, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-47302, is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

7.       Not Applicable.

8.       Not Applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 15 to Registration Statement No. 33-47302 is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 15 to Registration Statement No. 33-47302 is incorporated by reference.

13.3 Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2005, is filed electronically herewith.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of March 31, 2006, there were 71,687 non-qualified contracts and 173,721 qualified contracts in the IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Richard N. Bush                       Senior Vice President - Corporate Tax

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Brian J. McGrane                      Director, Executive Vice President
                                             and Chief Financial Officer

     Thomas W. Murphy                      Vice President - Investments

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Kevin E. Palmer                       Director, Vice President and Chief
                                           Actuary

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel and
                                           Assistant Secretary

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

             NAME OF           NET UNDERWRITING
             PRINCIPAL         DISCOUNTS AND         COMPENSATION ON      BROKERAGE
             UNDERWRITER       COMMISSIONS            REDEMPTION          COMMISSIONS     COMPENSATION
------------------------------------------------------------------------------------------------------
             IDS Life          $     96,912,450            None               None            None
             Insurance
             Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN  55474

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2006.

         IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ
         -----------------------------------------------------------------------
                                        (Registrant)

                                              By IDS Life Insurance Company
                                                 -----------------------------
                                                          (Depositor)

                                              By /s/ Timothy V. Bechtold*
                                                 -------------------------
                                                     Timothy V. Bechtold
                                                     President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2006.


SIGNATURE                                     TITLE
/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Brian J. McGrane***                      Director, Executive Vice
------------------------------------          President and Chief Financial
     Brian J. McGrane                         Officer

/s/  Kevin E. Palmer***                       Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart


* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 15, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 15, by:

*** Signed pursuant to Power of Attorney dated Dec. 5, 2005, filed electronically herewith as Exhibit 13.3, by:

/s/ Mary Ellyn Minenko
-----------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRATION STATEMENT NO.
33-47302

This Amendment is comprised of the following papers and documents:

The cover page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.